Document and Entity Information - $ / shares	Oct. 21, 2026	Oct. 20, 2026
Cover
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	NVE Corporation
Entity Incorporation, State or Country Code	MN
Entity File Number	000-12196
Entity Tax Identification Number	41-1424202
Entity Address, Address Line One	11409 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
Entity Address, Address Description	Address of principal executive offices
Phone Fax Number Description	Registrant’s telephone number, including area code
City Area Code	952
Local Phone Number	829-9217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Common Stock, Par or Stated Value Per Share		$ 0.01
Trading Symbol	NVEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000724910
Amendment Flag	false